May 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	NexPoint Strategic Opportunities Fund (the “Registrant”)

File No. 333-219983

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 4 (the “Amendment”) to the Registrant’s Registration Statement on Form N-2. The Amendment was filed electronically with the Securities and Exchange Commission on April 26, 2019 (Accession No. 0001193125-19-122682), with an effective date of April 26, 2019.

Please call me at (610) 676-3456 if you have any questions with respect to this certification.

Sincerely,

/s/ Dianne M. Descoteaux
Dianne Descoteaux

cc: L. Thedford, Esq.